Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Basis of preparation
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements have been prepared using the historical cost convention, other than for certain financial instruments, which are measured in accordance with the policy disclosed in note 3.

Basis of consolidation
These consolidated financial statements include the accounts of the Company and the following subsidiaries:

Company	Principal activity	Country of incorporation
AuRico Gold Chihuahua, S.A. de C.V., SOFOM E.N.R.	Administrative services	Mexico
AuRico Gold Holdings Inc.	Holding company	Canada
AuRico Gold (USA), Inc.	Administrative services	United States of America
Capital Gold Corporation	Holding company	United States of America
Leadville Mining & Milling Holding Corporation	Holding company	United States of America
Minera Santa Rita, S. de R.L. de C.V.	Gold and silver mining	Mexico
Nayarit Gold Inc.	Holding company	Canada
Oro de Altar, S.A. de C.V.	Holding company	Mexico
0975828 B.C. LTD.	Holding company	Canada
Orsa Ventures Corp.	Holding company	Canada
Minas de Oro Nacional, S.A. de C.V.	Gold and silver mining	Mexico
Operason S.A. de C.V.	Administrative services	Mexico
Sonora Gerencial S.A. de C.V.	Administrative services	Mexico
Esperanza Silver Peru SAC	Gold and silver mining	Peru
Dogu Biga Madencilik Sanayi Ticaret AS	Gold and silver mining	Turkey
Quartz Mountain Gold Ltd.	Gold and silver mining	United States of America
Carlisle Goldfields Ltd.	Holding company	Canada
Patricia Mining Corp.	Holding company	Canada
Alamos Gold Holdings Inc.	Holding company	Canada
Alamos Gold Holdings Coöperatief U.A.	Holding company	Netherlands
Alamos Gold Holdings B.V.	Holding company	Netherlands
Host's Gold Incorporated	Holding company	Canada
Trillium Mining Corp.	Holding company	Canada
2663200 Ontario Inc.	Holding company	Canada
Victoria Gold Mines (East Timmins) Limited	Holding company	Canada
These subsidiaries are controlled by the Company, and are wholly-owned. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Investments in associates and joint ventures	Investments in associates and joint venturesThe Company accounts for investments in associates and joint ventures using the equity method of accounting. The carrying value of the Company’s investments in associates and joint ventures represents the cost of the investment, including the Company’s share of retained earnings and losses subsequent to formation. At the end of each reporting period, the Company assesses its investments for any indicators of impairment.
Functional and presentation currency	Foreign currencyFunctional and presentation currencyThese consolidated financial statements are presented in United States dollars (“US dollars”), which is the functional currency of the Company and all its subsidiaries.
Translation of transactions and balances into the functional currency	Translation of transactions and balances into the functional currencyTransactions in currencies other than the Company's or a subsidiary's functional currency (“foreign currencies”) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the rates prevailing at that date. Foreign currency non-monetary items that are measured in terms of historical cost are not retranslated.Exchange differences are recognized in net earnings in the period in which they arise. Exchange differences on deferred foreign tax assets and liabilities are presented as deferred income tax expense on the Consolidated Statements of Comprehensive Income (Loss).
Revenue recognition	Revenue recognitionRevenue from the sale of gold, including refined metal, and dore, is recognized when control over the metal is transferred to the customer. Transfer of control generally occurs when the refined metal, or dore has been accepted by the customer. Once the customer has accepted the metals, control has typically been transferred and the customer is able to direct the use of and obtain substantially all of the remaining benefits from the metals. On transfer of control, revenue and related costs can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Company as payment is received on the date of or within a few days of transfer of control.
Cash and cash equivalents	Cash and cash equivalentsThe Company considers deposits in banks, certificates of deposits, and short-term investments with original maturities of three months or less from the acquisition date as cash and cash equivalents.
Inventories	Inventories
Parts and supplies inventory
Supplies inventory consists of mining supplies and consumables used in the operation of the mines, and is valued at the lower of average cost and net realizable value. Provisions are recorded to reflect present intentions for the use of slow moving and obsolete parts and supplies inventory.
Stockpile inventory
Stockpiles represent ore that has been mined and is available for further processing. Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on the current mining cost per tonne incurred up to the point of stockpiling the ore, including applicable overhead, depletion and amortization relating to mining operations, to the extent determined recoverable, and are removed at the average cost per tonne. Stockpile inventory is measured at the lower of cost and net realizable value.
In-process inventory
The recovery of gold is achieved through milling and heap leaching processes. Costs are added to ore on leach pads and in the mill based on the current stockpiled mining cost and current processing cost, including applicable overhead, depletion and amortization relating to mining and processing operations. Costs are removed from ore on leach pads and in the mill as ounces are recovered, based on the average cost per recoverable ounce of gold in-process inventory. In-process inventory is measured at the lower of cost and net realizable value.
Finished goods inventory
Finished goods inventory consists of dore bars and gold concentrate containing predominantly gold by value which are generally refined off-site to return saleable metals. Dore and gold concentrate inventory is valued at the lower of cost and net realizable value.
For all classes of gold inventory, net realizable value is calculated as the difference between the estimated future metal revenue based on prevailing and/or long-term metal prices as appropriate, and estimated costs to complete production into a saleable form.

Mineral property, plant and equipment
Mineral property, plant and equipment
Mineral property, plant and equipment is recorded at cost less accumulated amortization and accumulated impairment losses. The initial cost of an asset is comprised of its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of any reclamation obligation, and for qualifying assets, borrowing costs. The purchase price is the fair value of consideration given to acquire the asset. The value of the right-of-use assets are also included within property, plant and equipment. Subsequent costs are included in the asset’s carrying amount when it is probable that future economic benefits associated with the asset will flow to the Company, and the costs can be measured reliably. This would include costs related to the refurbishment or replacement of major components of an asset, when the refurbishment results in a significant extension in the physical life of the component. All other repairs and maintenance costs are recognized in net earnings as incurred.
The cost of property, plant and equipment, less any applicable residual value, is allocated over the estimated useful life of the asset on a straight-line basis, or on a unit-of-production basis if that method is more reflective of the allocation of benefits among periods. Amortization commences on an asset when it has been fully commissioned and is available for use. Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years
When components of an item of property, plant and equipment have different useful lives than those noted above, they are accounted for as separate items of property, plant and equipment. Each asset or component’s estimated useful life is determined considering its physical life limitations; however, this physical life cannot exceed the remaining life of the mine at which the asset is utilized. Estimates of remaining useful lives and residual values are reviewed annually. Any changes in estimates of useful lives are accounted for prospectively from the date of the change.
Exploration and evaluation assets
Exploration and evaluation assets
Expenditures incurred prior to the Company obtaining the right to explore are expensed in the period in which they are incurred.
Exploration and evaluation expenditures include costs such as exploratory drilling, sample testing, costs of pre-feasibility studies, and for qualifying assets, borrowing costs. Subsequent to obtaining the legal right to explore, these costs are capitalized pending determination of the technical feasibility and commercial viability of the project. All capitalized exploration and evaluation expenditures are monitored for indications of impairment, to ensure that exploration activities related to the property are continuing and/or planned for the future. If an exploration property does not prove viable, an impairment loss is recognized in net earnings as the excess of the carrying amount over the recoverable amount (refer to note 3 (j) for definition of recoverable amount) in the period in which that determination is made.
Exploration and evaluation expenditures are initially capitalized as exploration and evaluation assets and are subsequently reclassified to mine development costs upon determining that the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. The demonstration of the technical feasibility and commercial viability is the point at which management determines that it will develop the project. This typically includes, but is not limited to, the completion of an economic feasibility study; the establishment of mineral reserves; and the receipt of the applicable construction and operating permits for the project. Upon demonstrating the technical feasibility and commercial viability of establishing a mineral reserve, the Company performs an impairment test, based on the recoverable amount, prior to reclassification of exploration and evaluation assets to mine development costs in accordance with IFRS 6, Exploration for and evaluation of Mineral Resources. In addition, the carrying values of exploration and evaluation assets are reviewed periodically, when impairment indicators exist, for possible impairment, based on the recoverable amount.

Mining interests and mine development costs
Mining interests and mine development costs
The Company may hold interests in mineral properties in various forms, including prospecting licenses, exploration and exploitation concessions, mineral leases and surface rights. The Company capitalizes payments made in the process of acquiring legal title to these properties.
Property acquisition and mine development costs are recorded at cost. Mine development costs incurred to expand operating capacity, develop new ore bodies or develop mine areas in advance of current production are capitalized. Mine development costs related to current period production are recorded in inventory. Pre-production expenditures incurred prior to the mine being capable of operating in the manner intended by management are capitalized. Borrowing costs for qualifying assets are capitalized to mine development costs while construction and development activities at the property are in progress. Items may be produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in the manner intended by management (such as samples produced when testing whether the asset is functioning properly). An entity recognizes the proceeds from selling any such items, and the cost of those items, in profit or loss in accordance with applicable Standards. The entity measures the cost of those items applying the measurement requirements of IAS 2 Inventories.
Subsequent to the commencement of commercial production, further development expenditures incurred with respect to a mining interest are capitalized as part of the mining interest, when it is probable that additional future economic benefits associated with the expenditure will flow to the Company. Otherwise, such expenditures are classified as mining and processing costs.
Upon commencement of commercial production, mining interests are depleted over the life of the mine using the unit-of-production method based on estimated proven and probable mineral reserves of the mine and the portion of mineralization from measured, indicated and inferred mineral resources expected to be classified as mineral reserves, in applicable mines. The Company determines the portion of mineralization expected to be classified as mineral reserves by considering the degree of confidence in the economic extraction of the resource, which is affected by long-term metal price assumptions, cut-off grade assumptions, and drilling results. These assessments are made on a mine-by-mine basis.
The expected reserves used in depletion calculations are determined based on the facts and circumstances associated with the mining interest. Any changes in estimates of reserves are accounted for prospectively from the date of the change.

Commercial production
Commercial production
Commercial production is reached when an open pit or underground mine is in the condition necessary for it to be capable of operating in the manner intended by management. The Company considers a range of factors when determining whether commercial production has been reached, which may include the completion of all required major capital expenditures, the demonstration of continuous production near the level required by the design capacity of the processing facilities, and the demonstration of continuous throughput levels at or above a target percentage of the design capacity. The Company assesses the ability to sustain production and throughput over a certain period, depending on the complexity of the operation, prior to declaring that commercial production has been reached.

Capitalized stripping costs
Capitalized stripping costs
Pre-production stripping costs are capitalized as part of the cost of constructing a mine.
Mining costs associated with stripping activities during the production phase of a mine are capitalized only if the Company can identify the component of the ore body for which access is obtained, the costs associated with the related stripping activities can be measured reliably, and the activities represent a future benefit to the mining interest, in that access is gained to sources of mineral reserves and resources that will be produced in future periods that would otherwise not have been accessible. Production stripping costs are allocated between inventory and capital based on the expected volume of waste extracted for a given volume of ore production. The expected volume of waste to be allocated to inventory is determined with reference to the life of mine stripping ratio of a particular mine or deposit, with the remaining amount allocated to capital. The amount of waste capitalized is calculated by multiplying the stripping tonnes mined during the period by the current mining cost per tonne in the open pit.
Capitalized stripping costs are depleted over the expected mineral reserves and resources benefiting from the stripping activity using the unit-of-production method based on estimated proven and probable mineral reserves, and the portion of mineralization expected to be classified as mineral reserves.
Investment tax credits
Investment tax credits
Investment tax credits are earned as a result of incurring eligible exploration and development expenses prior to commercial production. Investment tax credits are accounted for as a reduction to property, plant and equipment or mining interests.
Investment tax credits also arise as a result of incurring eligible research and development expenses and these credits are recorded as a reduction to the related expenses.

Derecognition
Derecognition
Upon replacement of a major component, or upon disposal or abandonment of a long-lived asset, the carrying amounts of the assets are derecognized with any associated gains or losses recognized in the Consolidated Statements of Comprehensive Income (Loss).

Intangible assets	Intangible assetsIdentifiable intangible assets are recorded at fair value on the date of acquisition. Subsequent to initial recognition, they are recorded at cost less accumulated amortization and accumulated impairment losses. Identifiable intangible assets with a finite useful life are amortized on a straight-line basis over their expected useful life, unless another method represents a more accurate allocation of the expense over their useful life. Amortization expense resulting from intangible assets, is included in amortization expense in the Consolidated Statements of Comprehensive Income (Loss).
Goodwill	Assets held for sale
Non-current assets and disposal groups are classified as held for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use. The criteria for held for sale classification are regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset or disposal group and the sale expected to be completed within one year from the date of the classification.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell ("FVLCS"). If the FVLCS is lower than the carrying amount, an impairment loss is recognized in the Consolidated Statements of Comprehensive Income (Loss). Non-current assets are not depreciated or amortized once classified as held for sale. Assets classified as held for sale are presented separately as current items in the Company's consolidated statements of financial position.

Impairment of non-financial assets and goodwill	Impairment of non-financial assets
The carrying amounts of non-financial assets, excluding inventories and deferred income tax assets, are reviewed for impairment (or impairment reversal) at each reporting date, or whenever events or changes in circumstances indicate the carrying amounts may not be recoverable (or indicate that a previous impairment may have reversed). In making this determination, the Company considers both internal and external information, in accordance with IAS 36, Impairment of Assets, to determine whether there is an indicator of impairment or impairment reversal and, accordingly, whether quantitative testing is required. Reviews are undertaken on an asset-by-asset basis, except where the recoverable amount for an individual asset cannot be determined, in which case the review is undertaken at the CGU level.
If applicable, on an annual basis, the Company evaluates the carrying amount of CGUs to which goodwill has been allocated to determine whether such carrying amount may be impaired. To accomplish this, the Company compares the recoverable amount of a CGU to its carrying amount. This evaluation is performed more frequently if there is an indication that a CGU may be impaired.
If the carrying amount of a CGU or non-financial asset exceeds the recoverable amount, being the higher of its fair value less costs to sell and its value-in-use, an impairment loss is recognized in net loss as the excess of the carrying amount over the recoverable amount. With respect to CGUs, impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the CGUs, if any, and then to reduce the carrying amounts of the other assets in the CGU on a pro-rata basis.
Where the recoverable amount is assessed using discounted cash flow techniques, the estimates are based on detailed mine or production plans. The mine plan is the basis for forecasting production output in each future year and for forecasting production costs. For value-in-use calculations, production costs and output in the mine plan may be revised to reflect the continued use of the asset in its present form.
Non-financial assets that have previously been impaired are tested for a possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed, or may have partially reversed. In these instances, the impairment loss is reversed to the recoverable amount but not beyond the carrying amount, net of amortization, that would have arisen if the prior impairment loss had not been recognized. Goodwill impairments are not reversed.

Impairment of financial assets	Impairment of financial assetsFor financial assets measured at amortized cost, the impairment model under IFRS 9, Financial Instruments ("IFRS 9") reflects expected credit losses. The Company recognizes loss allowances for expected credit losses and changes in those expected credit losses. At each reporting date, financial assets carried at amortized cost are assessed to determine whether they are credit-
impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The gross carrying amount of a financial asset is written off to the extent that there is no realistic prospect of recovery.

Flow-through shares	Flow-through shares
The Company may issue flow-through common shares to finance its Canadian exploration program or qualifying Canadian underground development. Pursuant to the Canadian Income Tax Act and the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. Proceeds received from flow-through share agreements are separated into a liability and share capital. The liability, which represents the obligation to renounce flow-through exploration and/or development expenditures, is calculated as the excess of cash consideration received over the market price of the Company’s shares on the agreement’s closing date. Upon qualifying exploration and/or development expenditures being incurred, the Company derecognizes the liability and recognizes it as other income. The related deferred tax expense is also recognized at the time the expenditures are incurred.
The Company may also be subject to a Part XII.6 tax on flow-through proceeds renounced, in accordance with the Canadian Income Tax Act flow-through regulations. When applicable, the estimated tax payable is accrued until paid.

Uncertain tax positions	Uncertain tax positionsUncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to taxable income and expense already recorded. The Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective subsidiary’s country of domicile.
Provisions	Provisions
Decommissioning liabilities
The Company’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. These environmental regulations are continually changing, and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. The timing of these expenditures is dependent upon a number of factors including the life of the mine, the operating license conditions, and the laws, regulations, and environment in which the mine operates.
Decommissioning liabilities are recognized at the time an environmental disturbance occurs and are measured at the Company’s best estimate of the expected future cash flows required to reclaim the disturbance for each mine operation, which are adjusted to reflect inflation, and discounted to their present value. The inflation rate used is determined based on external forecasts for inflation in the country in which the related mine operates. Expected future cash flows reflect the risks and probabilities that alternative estimates of cash flows could be required to settle the obligation. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money specific to the currency in which the cash flows are expected to be paid. The discount rate does not reflect risks for which the cash flows have been adjusted. Significant estimates are involved in forming expectations of future activities and the amount and timing of the associated cash flows. Those expectations are based on existing environmental and regulatory requirements or, if more stringent, Company policies that give rise to a constructive obligation.
Upon initial recognition of a decommissioning liability, the corresponding cost is capitalized as an asset, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost is recognized in mineral property and amortized in accordance with the Company's policy for the related asset.
The provision is progressively increased over the life of the operation as the effect of discounting unwinds, creating an expense included in finance expense on the Consolidated Statements of Comprehensive Income (Loss).
Decommissioning liabilities are adjusted for changes in estimates. Such adjustments, which are not the result of the current production of inventory, are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the unamortized capitalized cost of the related assets. In instances where the capitalized cost of the related assets is nil, or will be reduced to nil, the remaining adjustment is recognized in earnings or loss. If reclamation and restoration costs are incurred as a consequence of the production of inventory, the costs are recognized as a cost of that inventory. Factors influencing such changes in estimates include revisions to estimated reserves, resources and lives of mines; developments in technologies; regulatory requirements and environmental management strategies; changes in estimated costs of anticipated activities, including the effects of inflation; and movements in interest rates affecting the discount rate applied.
Other provisions
Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
Share-based compensation	Share-based compensation
The Company measures all equity-settled share-based awards made to employees and others providing similar services (collectively, “employees”) based on the fair value of the options or units on the date of grant.
The grant date fair value of options is estimated using an option pricing model and is recognized as compensation expense over the vesting period, based on the number of options that are expected to vest. A corresponding increase is recognized in equity. The grant date fair values of the Company’s equity-settled performance share units, and restricted share units are determined using an option pricing model and are recognized as compensation expense over the vesting period.
The Company awards cash-settled share-based compensation to directors and employees in the form of deferred share units and restricted share units. In accounting for these awards, the Company recognizes the fair value of the amount payable to employees, using the Black-Scholes option pricing model for certain units, as they are earned based on the estimated number of units that are expected to vest. Based on the plan, some units are initially measured at fair value and recognized as an obligation at the grant date using the Company's share price. The corresponding liability is re-measured at fair value on each reporting date and upon settlement, with changes in fair value recognized in Comprehensive Income (Loss) for the period. The fair value of deferred share units and restricted share units is determined by reference to the Company’s share price when the units are awarded or re-measured.
The Company also maintains an employee share purchase plan. Under this plan, contributions by the Company’s employees are matched to a specific percentage by the Company and are recognized as an expense when the Company’s obligation to contribute arises.

Income taxes	Income taxes
Income tax expense is comprised of current and deferred income tax. Current and deferred income taxes are recognized in earnings or loss except to the extent that they relate to a business combination, or to items recognized directly in equity or other comprehensive income ("OCI").
Current income taxes
Current income tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with respect to previous years.
Deferred income taxes
Deferred tax assets and liabilities are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following do not result in deferred tax assets or liabilities:
•temporary differences arising from the initial recognition of assets or liabilities, not arising in a business combination, that does not affect accounting or taxable profit;
•taxable temporary differences arising from the initial recognition of goodwill; and
•taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements where the timing of the reversal of the temporary differences can be controlled by the parent and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings or loss in the period that substantive enactment occurs except to the extent it relates to items recognized directly in equity or in other comprehensive income (loss).
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced to its recoverable amount. The Company makes estimates of the likelihood of whether or not all or some portion of each deferred income tax asset will be realized, which is impacted by interpretation of tax laws and regulations, historic and future expected levels of taxable income, timing of reversals of taxable temporary timing differences, and tax planning initiatives. Levels of future taxable income are affected by, among other things, market gold prices, production costs, quantities of proven and probable gold reserves, interest rates, and foreign currency exchange rates.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to the same taxable entity and income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

Loss per share	arnings per shareBasic earnings per share is calculated based on the weighted average number of common shares and common share equivalents outstanding for the period. Diluted earnings per share is calculated using the treasury method, except when assessing the dilution impact equity-settled restricted share units, and performance shares units, where the if converted method is used. The treasury method assumes that outstanding stock options with an average exercise price below the market price of the underlying shares, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. The if converted method assumes that all equity settled restricted share units, and performance share units have been converted in determining fully diluted loss per share if they are in-the-money, except where such conversion would be antidilutive.
Financial instruments	Financial instruments
The Company’s financial instruments are classified and subsequently measured as follows:

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Cash flow hedging derivatives	Fair value through OCI
Esperanza Milestone Payments	Fair value through profit or loss
Esperanza silver stream held for sale	Fair value through profit or loss
The Company's accounting policy for financial instruments is as follows:
Financial assets
Financial assets are classified as either financial assets at fair value through profit or loss, amortized cost, or fair value through other comprehensive income ("OCI"). The Company determines the classification of its financial assets at initial recognition.
i. Financial assets recorded at fair value through profit or loss
All financial assets not classified as amortized cost or fair value through other comprehensive income ("FVOCI") are classified and measured at fair value through profit or loss ("FVPL"). Gains or losses on these items are recognized in net earnings or loss.
ii. Amortized cost
Financial assets are classified at amortized cost if both of the following criteria are met and the financial assets are not classified or designated as at fair value through profit and loss: 1) the Company’s objective for these financial assets is to collect their contractual cash flows and 2) the asset’s contractual cash flows represent ‘solely payments of principal and interest’. The Company’s amounts receivable are recorded at amortized cost as they meet the required criteria.
iii. Fair value through other comprehensive income ("OCI")
For equity securities that are not held for trading, the Company can make an irrevocable election at initial recognition to classify the instruments at FVOCI, with all subsequent changes in fair value being recognized in other comprehensive income. This election is available for each separate investment. Under this FVOCI category, fair value changes are recognized in OCI while dividends are recognized in profit or loss. On disposal of the investment the cumulative change in fair value is not recycled to profit or loss, rather transferred to deficit. The Company has elected to account for equity securities within this manner.
iv. Reclassifications
Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Company changes its business model for managing financial assets.
Financial liabilities
Financial liabilities, including accounts payable and accrued liabilities, as well as debt and financing obligations are accounted for at amortized cost.
Transaction costs associated with financial instruments, carried at fair value through profit or loss, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability. The amortization of debt issue costs is calculated using the effective interest method.
Derivative financial instruments
The Company may hold derivative financial instruments to hedge its risk exposure to fluctuations in commodity prices, including the Company’s final product, consumables and other currencies against the US Dollars. Derivative financial instruments are measured at fair value at each reporting period.
Non-hedged derivative financial instruments
All derivative instruments not designated in a hedge relationship that qualify for hedge accounting are classified as financial instruments at fair value through profit or loss. Changes in fair value of non-hedging derivative financial instruments are included in net earnings or loss as non-hedging derivative gains or losses.
Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Hedges	Hedges
The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking hedge transactions. This process includes linking all derivative hedging instruments to forecasted transactions. Hedge effectiveness is assessed based on the degree to which the cash flows from the derivative contracts are expected to offset the cash flows of the underlying transaction being hedged.
When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in fair value is recognized in other comprehensive income. For hedged items other than the purchase of non-financial assets, the amounts accumulated in other comprehensive income are reclassified to the consolidated statement of other comprehensive income when the underlying hedged transaction, identified at the inception of the hedge, affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset, the amounts accumulated in other comprehensive income are removed and added to the carrying amount of the non-financial asset.
Any ineffective portion of a hedge relationship is recognized immediately in net earnings or loss. When derivative contracts designated as cash flow hedges are terminated, expired, sold or no longer qualify for hedge accounting, hedge accounting is discontinued prospectively. Any amounts recorded in other comprehensive income up until the time the contracts do not qualify for hedge accounting remain in other comprehensive income.
Gains or losses arising subsequent to the derivative contracts not qualifying for hedge accounting are recognized in the period incurred and are recorded in net earnings or loss. If the forecasted transaction is no longer expected to occur, then the amounts accumulated in other comprehensive income are reclassified to net earnings or loss immediately.

Segment reporting	Segment reportingOperating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer. The Company’s operating segments, before aggregation, have been identified as the Company’s individual operating mines. Aggregation of one or more operating segment into a single operating segment is permitted if aggregation is consistent with the core principle of the standard, the operating segments have similar economic characteristics, and the operating segments have a number of other similarities, including similarities in the nature of their products, production processes, and regulatory environment. The Company’s reportable segments are consistent with the identified operating segments.
Leases	Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract contains the right to control the use of the identified asset, the Company assesses whether:
•The contract involves the use of an identified asset - this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
•The Company has the right to obtain substantially all of the economic benefits from use of the asset through the period of use; and
•The Company has the right to direct the use of the asset. The Company has this right when it has the decision making rights that are most relevant to changing how and for what purpose the asset is used.
At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use asset, which is included in mineral property, plant and equipment, and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

•fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable under a residual value guarantee;
•exercise prices of purchase options if the Company are reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or when there is a change in our estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to net earnings.

The Company has elected not to recognize assets and lease liabilities for short-term leases that have a lease term of 12 months or less, and leases of low-value assets. Lease payments associated with these leases will be recognized as an expense over the lease term. The Company has elected to apply the practical expedient to account for each lease component and any non-lease components, except embedded derivatives accounted for separately, as a single lease component.

19.	LEASES
Right-of-use assets
The Company recognizes right-of-use ("ROU") assets as an asset either explicitly specified in the contract or implicitly specified at the time it is made available for use by the Company. In conjunction, the Company controls either directly or indirectly the operation of that asset, as well, derives substantially all the economic benefits from use of the asset.

The ROU assets have been included within in the mineral property, plant and equipment section of the consolidated financial statements (note 8). As at December 31, 2022, ROU assets had a net carrying value of $2.9 million (2021 - $3.9 million).

Amounts recognized in net earnings

The following amounts were recognized in net earnings, related to contracts that the Company applied the practical expedients of the standard:

	December 31, 2022	December 31, 2021

Interest expense on lease liabilities	0.2	0.2
Expense relating to short-term leases	7.9	7.8
Expense relating to low value assets	0.1	0.1
Expense relating to variable lease payments not included in the measurement of the lease liability	88.2	63.1
	96.4	71.2
The Company has a number of contracts that are based on variable measures, and not fixed payments. These contracts include measures such as tonnes mined, or metres developed, which exempt the contracts from recognizing the ROU asset or lease liability.

Total cash outflow for leases amount to $96.1 million for the year ended December 31, 2022 (2021 - payments of $70.9 million).

New Standards issued and adopted and Standards issued but not yet adopted	New Standards issued and adopted
The Company adopted the following accounting standards and amendments to accounting standards, effective January 1, 2022:
The IASB issued Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16). The amendments provide guidance on the accounting for sale proceeds and the related production costs for items a company produces and sells in the process of making an item of property, plant and equipment (PPE) available for its intended use. Specifically, proceeds from selling items before the related item of PPE is available for use should be recognized in profit or loss, together with the costs of producing those items. The Company applied the amendments to pre-commercial production at the La Yaqui Grande Gold Project, which started generating revenue in the second quarter of 2022.
Standards issued but not yet adopted
Standards issued, but not yet adopted include:

On January 23, 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current. For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:

•settlement of a liability includes transferring a company’s own equity instruments to the counterparty, and
•when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity

The amendments are effective for annual periods beginning on or after January 1, 2024. Early adoption is permitted. The Company does not anticipate the adoption of the new standard to impact the financial statements.

On May 7, 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). The amendments narrow the scope of the initial recognition exemption (“IRE”) so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company does not anticipate the adoption of the new standard to impact the financial statements.